PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 396,630	$ 0
Less: accumulated depreciation	(18,314)	0
Property and Equipment, Net	378,316	0
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	40,000	0
Small Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	8,879	0
Large Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 347,751	$ 0